SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

On October 25, 2022 the company entered into a promissory note in the amount of $114,850 with and interest rate of 10% per annum and a default interest rate of 22% per annum. This note is due in full on October 25, 2023 and has mandatory monthly payments of $12,633.50. The note had an OID of $11,850.00 and recorded as finance fee expense. In the event of the default, at the option of the Investor, the note may be converted into shares of common stock of the company. This is note is convertible, but not until a contingent event of default has taken place, none of which have occurred as of the date of this filing. The balance on this note as of September 30, 2022 was $114,850.

On November 11, 2022, we entered into a Securities Purchase Agreement with Mast Hill, L.P. (Mast Hill”) pursuant to which the Company issued to Mast Hill a $95,000 Convertible Promissory Note, due November 11, 2023 (the “Note”) for a purchase price of $85,500.00 plus an original issue discount in the amount of $9,500.00, and an interest rate of fifteen percent (15%) per annum. Mast Hill Fund is entitled to purchase ,1,187,500 shares of commons stock per the warrant agreement at the exercise price of $0.04. The Securities Purchase Agreement provides customary representations, warranties and covenants of the Company and Mast Hill as well as providing Mast Hill with registration rights.

NOTE 15 – SUBSEQUENT EVENTS

Investment

On January 10, 2022 CETY has made an investment in the form of a 12% convertible promissory note with a maturity date of January 10, 2025 in a natural gas pipeline project that is estimated to supply up to 50 million cubic meters per year to a region with a population of approximately 130k people, and a focus on industrial use. This note shall be convertible directly into shares or equity interest equal to 15% outstanding equity interest.

On January 27, March 31, 2022, and April 14 we issued 6,567,143 shares of common stock, under S-1 registration statement with GHS for a total of $176,678 in net proceeds and expensed $70,102 in legal and financing fees as a result.

On February 21, 2022 we issued 15,035,000 shares of common stock, under Regulation A registration statement a total of $1,202,800 in net proceeds.